ALLOWANCE FOR EXPECTED CREDIT LOSSES (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jan. 01, 2020	Dec. 31, 2019
Disclosure of Allowance for Expected Credit Losses by Balance Sheet Items [Line Items]
Net Investment in Lease, Allowance for Credit Loss			$ 0
Cumulative Effect of New Accounting Principle in Period of Adoption		$ 5,614
Other Long Term Assets [Member]
Disclosure of Allowance for Expected Credit Losses by Balance Sheet Items [Line Items]
Accounts Receivable, Allowance for Credit Loss	$ 12		0
Accounts Receivable, Allowance for Credit Loss, Period Increase (Decrease)	2
Cumulative Effect of New Accounting Principle in Period of Adoption		10
Other receivables
Disclosure of Allowance for Expected Credit Losses by Balance Sheet Items [Line Items]
Accounts Receivable, Allowance for Credit Loss	740		0
Accounts Receivable, Allowance for Credit Loss, Period Increase (Decrease)	160
Cumulative Effect of New Accounting Principle in Period of Adoption		580
Related Party Receivable [Member]
Disclosure of Allowance for Expected Credit Losses by Balance Sheet Items [Line Items]
Accounts Receivable, Allowance for Credit Loss	68		0
Accounts Receivable, Allowance for Credit Loss, Period Increase (Decrease)	(138)
Cumulative Effect of New Accounting Principle in Period of Adoption		206
Total Credit Loss Provision [Member]
Disclosure of Allowance for Expected Credit Losses by Balance Sheet Items [Line Items]
Accounts Receivable, Allowance for Credit Loss	5,682		0
Accounts Receivable, Allowance for Credit Loss, Period Increase (Decrease)	68
Trade Accounts Receivable [Member]
Disclosure of Allowance for Expected Credit Losses by Balance Sheet Items [Line Items]
Accounts Receivable, Allowance for Credit Loss	29		0
Accounts Receivable, Allowance for Credit Loss, Period Increase (Decrease)	10
Cumulative Effect of New Accounting Principle in Period of Adoption		19
Investment in Sales Type, Direct Financing Leases and Leaseback Assets [Member]
Disclosure of Allowance for Expected Credit Losses by Balance Sheet Items [Line Items]
Net Investment in Lease, Allowance for Credit Loss	4,833		$ 0
Cumulative Effect of New Accounting Principle in Period of Adoption		$ 4,799
Net Investment in Lease, Allowance for Credit Loss, Period Increase (Decrease)	$ 34